Related Parties - Summary of Outstanding Balances from Transactions with Related Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Trade payables	$ (749)
Collection Entities
Disclosure of Transactions Between Related Parties [Line Items]
Trade payables	(4,386)	$ (429)
Trade receivables	32,791	$ 6,853
Advances and other receivables	$ 13,070